Note 7 - Long-term Debt and Notes Payable (Details Textual) - USD ($)			12 Months Ended
	Jul. 24, 2020	Apr. 15, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Proceeds from Paycheck Protection Program Under CARES Act		$ 4,981,400	$ 4,981,400	$ 0	$ 0
Notes Payable, SBA PPP Loan, Periodic Payment,		$ 560,000
Notes Payable, SBA PPP Loan, Current			1,615,404	0
Notes Payable, SBA PPP Loan, Noncurrent			3,365,996	0
Long-Term Debt, Maturity, Year One			1,927,513
Long-Term Debt, Maturity, Year Two			3,690,835
Long-Term Debt, Maturity, Year Three			5,326,750
Long-Term Debt, Maturity, Year Four			4,190,527
Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 6,500,000
Line of Credit, Current			5,000,000.0	5,700,000
Line of Credit Facility, Remaining Borrowing Capacity			$ 1,600,000	$ 850,000
North Mill Capital LLC [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Percent of Eligible Accounts	85.00%
Line of Credit Facility, Percent of Eligible Inventory	35.00%
Line of Credit Facility, Additional Capacity for Advances	$ 5,000,000
Line of Credit Facility, Restricted Capacity for Advances	1,500,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 18,000,000
Debt Instrument, Interest Rate, Effective Percentage	4.75%		4.75%
Debt Instrument, Term (Year)	3 years
Debt Instrument, Term Extensions (Year)	1 year
North Mill Capital LLC [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Effective Percentage	6.00%
North Mill Capital LLC [Member] | Revolving Credit Facility [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	1.50%
Virginia Real Estate Loan and North Carolina Real Estate Loan [Member] | Pinnacle Financial Partners [Member]
Debt Instrument, Interest Rate, Stated Percentage			3.95%